Cover	Oct. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	We filed a Current Report on Form 8-K on October 18, 2024, to disclose that on October 10, 2024, WWC, P.C. (“WWC”), serving as the Company’s independent registered public accounting firm, agreed not to renew its engagement with the Company (the “Original 8K”). As disclosed in the Original 8K, although we provided WWC with a copy of the Original 8K and requested WWC to furnish us with a letter addressed to the Securities and Exchange Commission stating whether it agrees with the statements made therein, WWC had not yet agreed or declined to provide such a letter. As of the date hereof, WWC has refused to provide us with such a letter.
Document Period End Date	Oct. 18, 2024
Entity File Number	001-40700
Entity Registrant Name	ABVC BIOPHARMA, INC.
Entity Central Index Key	0001173313
Entity Tax Identification Number	26-0014658
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	44370 Old Warm Springs Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	668-0881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ABVC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false